Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and deposits in banks	$ 4,344,460,177	$ 3,539,501,670	$ 3,446,479,254
Debt securities at fair value through profit or loss	991,076,505	1,108,947,379
Other financial assets	716,507,880	721,075,644
Loans and other financing	10,708,315,023	7,632,012,907
Other financial entities	117,691,168	83,089,000
Financial assets delivered as guarantee	347,199,993	325,051,250
Equity instruments at fair value through profit or loss	30,235,591	11,472,381
TOTAL ASSETS	23,239,424,007	19,064,605,229
LIABILITIES
Deposits	18,619,134	15,815,880
Financial sector	17,377,761,500	13,227,981,099
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Other financial liabilities	1,788,639,060	1,357,419,552
Issued corporate bonds	757,584,577	19,455,743
Subordinated corporate bonds	588,032,164	549,446,878
Other non financial liabilities	633,932,844	483,429,463
TOTAL LIABILITIES	18,004,877,653	13,735,943,016
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	3,550,309,754	2,689,971,230
Debt securities at fair value through profit or loss	124,657,498	173,260,268
Other financial assets	105,241,810	102,696,142
Loans and other financing	2,341,726,923	1,482,655,431
Other financial entities	131,816	68,124
Non-financial private sector and foreign residents	2,341,595,107	1,482,587,307
Other debt securities	118,166,384	109,016,423
Financial assets delivered as guarantee	66,346,687	34,365,547
Equity instruments at fair value through profit or loss	535,165	401,937
TOTAL ASSETS	6,306,984,221	4,592,366,978
LIABILITIES
Deposits	4,916,884,958	3,631,806,343
Non-financial public sector	151,326,777	124,735,672
Financial sector	17,555,700	14,948,219
Non financial private sector and foreign residents	4,748,002,481	3,492,122,452
Liabilities at fair value through profit or loss	14,716,259
Other financial liabilities	265,257,069	212,970,970
Financing received from the BCRA and other financial institutions	135,457,085	56,830,523
Issued corporate bonds	757,584,577
Subordinated corporate bonds	588,032,164	549,446,878
Other non financial liabilities	6,872,231	5,482,930
TOTAL LIABILITIES	6,684,804,343	$ 4,456,537,644
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	3,506,676,977
Debt securities at fair value through profit or loss	124,657,498
Other financial assets	105,142,676
Loans and other financing	2,340,898,492
Other financial entities	131,816
Non-financial private sector and foreign residents	2,340,766,676
Other debt securities	118,166,384
Financial assets delivered as guarantee	66,243,756
Equity instruments at fair value through profit or loss	535,165
TOTAL ASSETS	6,262,320,948
LIABILITIES
Deposits	4,888,625,025
Non-financial public sector	151,326,777
Financial sector	17,555,700
Non financial private sector and foreign residents	4,719,742,548
Liabilities at fair value through profit or loss	14,716,259
Other financial liabilities	260,329,309
Financing received from the BCRA and other financial institutions	131,876,147
Issued corporate bonds	757,584,577
Subordinated corporate bonds	588,032,164
Other non financial liabilities	6,872,231
TOTAL LIABILITIES	6,648,035,712
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	37,984,685
Other financial assets	99,134
Loans and other financing	828,431
Non-financial private sector and foreign residents	828,431
Financial assets delivered as guarantee	102,931
TOTAL ASSETS	39,015,181
LIABILITIES
Deposits	28,259,933
Non financial private sector and foreign residents	28,259,933
Other financial liabilities	4,479,432
Financing received from the BCRA and other financial institutions	3,580,938
TOTAL LIABILITIES	36,320,303
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	315,563
TOTAL ASSETS	315,563
LIABILITIES
Other financial liabilities	115
TOTAL LIABILITIES	115
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	5,332,529
TOTAL ASSETS	5,332,529
LIABILITIES
Other financial liabilities	448,213
TOTAL LIABILITIES	$ 448,213